Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 96.0% of Net Assets
	ABS Car Loan — 12.2%
$77,212	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$77,322
370,567	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	372,770
114,262	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	114,420
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 3/12/2031(a)	206,467
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	511,309
36,441	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	36,438
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	879,557
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,252
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	146,138
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,123,824
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,066
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,615
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,782
357,625	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	358,451
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,821
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	256,566
821,997	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	824,947
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	291,736
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	196,786
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	604,058
5,074	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	5,070
283,692	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	284,994
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,788
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	579,595
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,258
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	348,009
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	184,774
180,550	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	181,445
132,096	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	133,415
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	160,868
205,743	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	206,696
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	$471,869
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	134,831
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	202,219
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	354,873
144,899	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	145,027
33,975	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	33,942
204,670	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	205,908
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,802
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	213,035
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	142,015
47,884	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	47,912
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	503,708
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,487
99,504	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	99,595
192,075	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	192,176
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	453,899
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	171,485
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	556,194
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,388,979
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	382,120
122,360	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	122,527
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	373,586
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,733
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,130
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	121,227
70,745	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	71,413
212,811	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	215,209
156,761	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	156,675
183,464	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	183,860
290,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	290,220
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	164,964

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	$231,829
256,757	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	258,764
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	220,332
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	728,160
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	248,634
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	235,261
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	262,748
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	140,973
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	230,247
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,799
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	216,330
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	165,230
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	377,444
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	126,804
379,386	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	382,268
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	160,968
115,212	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	114,506
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	340,697
165,568	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	165,444
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,645
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	172,695
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	547,044
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	600,854
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	331,745
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,796
164,120	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	164,545
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,159
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,184
375,648	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	378,127
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,730
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	232,404
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	$403,212
360,401	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	362,349
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	799,267
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,482
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,337
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	704,778
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	186,189
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,751
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	311,683
442,681	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	445,824
216,289	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	218,333
217,477	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	219,000
105,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	105,627
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	235,904
		29,375,959
	ABS Credit Card — 0.8%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	726,344
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	624,159
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	333,220
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	246,947
		1,930,670
	ABS Other — 4.6%
253,632	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	259,406
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	321,415
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	866,550
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,688
800,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	796,142
150,605	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	138,586
80,145	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	80,791
61,903	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	63,044
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	240,264
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	60,495
254,167	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	256,777

Principal Amount	Description	Value (†)
	ABS Other — continued
$265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	$269,853
673,230	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	676,871
502,976	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	504,898
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	639,938
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,307
71,128	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	72,062
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	186,175
42,710	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	42,823
423,387	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	425,990
27,273	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	26,438
102,304	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	104,148
266,414	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	269,099
794,835	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	792,667
331,980	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	337,396
65,466	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	65,776
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	137,979
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	207,995
76,463	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	76,124
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	179,644
255,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	261,074
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	322,126
199,654	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	201,241
155,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	155,442
88,237	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	91,609
261,632	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	265,853
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	535,333
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	816,507
		11,012,526
	ABS Residential Mortgage — 0.0%
1,123	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,060
Principal Amount	Description	Value (†)
	ABS Student Loan — 0.0%
$57,133	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	$56,392
30,453	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	28,359
		84,751
	Aerospace & Defense — 0.3%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	486,704
150,000	Northrop Grumman Corp., 4.650%, 7/15/2030	151,315
		638,019
	Agency Commercial Mortgage-Backed Securities — 1.0%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,722,348
652,238	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	640,192
		2,362,540
	Airlines — 0.1%
165,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	166,059
	Apartment REITs — 0.2%
415,000	AvalonBay Communities, Inc., 5.000%, 8/01/2035	412,717
	Automotive — 3.5%
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	833,490
665,000	Denso Corp., 1.239%, 9/16/2026(a)	640,840
265,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	269,107
430,000	General Motors Co., 5.625%, 4/15/2030	439,504
225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	226,706
370,000	General Motors Financial Co., Inc., 5.450%, 7/15/2030	375,196
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	270,877
810,000	Honda Motor Co. Ltd., 4.688%, 7/08/2030	811,393
180,000	Hyundai Capital America, 4.875%, 11/01/2027(a)	180,813
575,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	581,906
195,000	Hyundai Capital America, 5.400%, 6/23/2032(a)	197,498
345,000	LKQ Corp., 5.750%, 6/15/2028	355,445
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	747,739
175,000	Mercedes-Benz Finance North America LLC, 4.900%, 11/15/2027(a)	176,982
310,000	Nissan Motor Acceptance Co. LLC, 5.550%, 9/13/2029(a)	299,084
285,000	PACCAR Financial Corp., 4.550%, 5/08/2030	288,596
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	281,367
340,000	Toyota Motor Credit Corp., 4.800%, 5/15/2030	345,423
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	359,286
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	647,530
		8,328,782
	Banking — 15.6%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	408,711
190,000	Ally Financial, Inc., (fixed rate to 5/15/2028, variable rate thereafter), 5.737%, 5/15/2029	193,383
420,000	American Express Co., (fixed rate to 4/25/2030, variable rate thereafter), 5.016%, 4/25/2031	428,868
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	335,765

Principal Amount	Description	Value (†)
	Banking — continued
$315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	$316,010
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	238,805
825,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	842,464
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	242,566
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	570,248
295,000	Barclays PLC, (fixed rate to 2/25/2030, variable rate thereafter), 5.367%, 2/25/2031	301,339
580,000	BNP Paribas SA, (fixed rate to 5/09/2030, variable rate thereafter), 5.085%, 5/09/2031(a)	585,653
335,000	CaixaBank SA, (fixed rate to 7/03/2030, variable rate thereafter), 4.885%, 7/03/2031(a)	336,319
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	601,400
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	335,933
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	418,458
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	583,528
415,000	Citibank NA, 4.914%, 5/29/2030	422,968
835,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	837,213
205,000	Citigroup, Inc., (fixed rate to 3/04/2028, variable rate thereafter), 4.786%, 3/04/2029	206,472
240,000	Citizens Financial Group, Inc., (fixed rate to 3/05/2030, variable rate thereafter), 5.253%, 3/05/2031	243,215
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	189,494
475,000	Commonwealth Bank of Australia, 4.423%, 3/14/2028	479,699
810,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	821,312
315,000	Credit Agricole SA, (fixed rate to 5/27/2030, variable rate thereafter), 5.222%, 5/27/2031(a)	320,874
540,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	548,782
805,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	814,123
495,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	502,732
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	585,633
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	237,628
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	523,069
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	251,830
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	594,869
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	284,649
225,000	Goldman Sachs Group, Inc., (fixed rate to 4/23/2030, variable rate thereafter), 5.218%, 4/23/2031	230,664
Principal Amount	Description	Value (†)
	Banking — continued
$460,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	$460,639
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	592,440
815,000	HSBC Holdings PLC, (fixed rate to 5/13/2030, variable rate thereafter), 5.240%, 5/13/2031	829,823
210,000	HSBC USA, Inc., 4.650%, 6/03/2028	211,656
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	240,780
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	220,357
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	308,103
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	515,859
515,000	JPMorgan Chase & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.140%, 1/24/2031	528,122
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	238,822
435,000	KBC Group NV, (fixed rate to 10/16/2029, variable rate thereafter), 4.932%, 10/16/2030(a)	439,984
375,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2028, variable rate thereafter), 4.818%, 6/13/2029	378,379
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	243,976
365,000	M&T Bank Corp., MTN, (fixed rate to 1/16/2035, variable rate thereafter), 5.385%, 1/16/2036	363,732
575,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	574,927
385,000	Mizuho Financial Group, Inc., (fixed rate to 5/13/2030, variable rate thereafter), 5.098%, 5/13/2031	392,128
920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	921,755
700,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	716,585
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	679,042
570,000	National Australia Bank Ltd., 4.534%, 6/13/2030	576,308
355,000	National Bank of Canada, 4.500%, 10/10/2029	354,673
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	496,658
590,000	NatWest Group PLC, (fixed rate to 5/23/2030, variable rate thereafter), 5.115%, 5/23/2031	599,655
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	434,804
445,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	447,788
560,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	571,515
225,000	Santander Holdings USA, Inc., (fixed rate to 3/20/2030, variable rate thereafter), 5.741%, 3/20/2031	230,974
360,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	371,313
720,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	734,259
530,000	Standard Chartered PLC, (fixed rate to 5/13/2030, variable rate thereafter), 5.244%, 5/13/2031(a)	537,782
235,000	State Street Corp., 4.834%, 4/24/2030	239,359

Principal Amount	Description	Value (†)
	Banking — continued
$555,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.660%, 7/08/2031	$555,000
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	406,011
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	428,627
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	391,848
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	331,906
560,000	Synchrony Bank, 5.400%, 8/22/2025	559,888
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	146,264
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	246,595
1,155,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	1,163,508
280,000	Toronto-Dominion Bank, 5.298%, 1/30/2032	287,366
500,000	Truist Financial Corp., MTN, (fixed rate to 5/20/2030, variable rate thereafter), 5.071%, 5/20/2031	507,600
145,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	156,845
335,000	UBS AG, 5.000%, 7/09/2027	340,174
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	581,981
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	459,772
815,000	Westpac Banking Corp., 4.354%, 7/01/2030	816,677
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	340,529
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	600,629
		37,608,093
	Brokerage — 1.1%
125,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	126,738
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	329,073
255,000	Citadel Securities Global Holdings LLC, 5.500%, 6/18/2030(a)	258,030
590,000	CME Group, Inc., 4.400%, 3/15/2030	594,159
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	295,572
340,000	LPL Holdings, Inc., 5.150%, 6/15/2030	344,216
275,000	Marex Group PLC, 5.829%, 5/08/2028	278,563
260,000	Marex Group PLC, 6.404%, 11/04/2029	267,631
205,000	Nomura Holdings, Inc., 4.904%, 7/01/2030	205,699
		2,699,681
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	272,206
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	234,049
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	273,766
110,000	Ecolab, Inc., 4.300%, 6/15/2028	110,766
400,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	408,800
		1,027,381
	Collateralized Mortgage Obligations — 0.5%
46,490	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.933%, 7/20/2064(b)	46,570
45,983	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.946%, 7/20/2064(b)	46,064
134	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	121
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$27,843	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$27,182
124,074	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.366%, 2/20/2066(b)	124,532
653,963	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	630,762
73,744	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.896%, 12/20/2068(b)	73,842
52,048	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.846%, 10/20/2068(b)	51,995
212,950	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.846%, 5/20/2069(b)	213,094
		1,214,162
	Construction Machinery — 0.4%
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	287,131
660,000	John Deere Capital Corp., Series I, 4.550%, 6/05/2030	666,117
		953,248
	Consumer Cyclical Services — 0.1%
170,000	CBRE Services, Inc., 5.500%, 6/15/2035	171,088
	Consumer Products — 0.3%
700,000	Colgate-Palmolive Co., 4.200%, 5/01/2030	702,887
	Diversified Manufacturing — 1.1%
355,000	3M Co., 4.800%, 3/15/2030	360,900
445,000	Amphenol Corp., 4.375%, 6/12/2028	448,098
305,000	Eaton Capital ULC, 4.450%, 5/09/2030	306,429
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	456,705
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	321,500
285,000	Siemens Funding BV, 4.600%, 5/28/2030(a)	288,092
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	273,780
135,000	Westinghouse Air Brake Technologies Corp., 4.900%, 5/29/2030	136,905
		2,592,409
	Electric — 2.5%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,377
425,000	Ameren Corp., 5.000%, 1/15/2029	432,665
155,000	Ameren Corp., 5.375%, 3/15/2035	155,968
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	565,446
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	152,032
260,000	CenterPoint Energy Houston Electric LLC, 4.800%, 3/15/2030	264,614
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	353,220
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	117,501
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	337,207
265,000	DTE Energy Co., 4.950%, 7/01/2027	268,034
200,000	Edison International, 4.700%, 8/15/2025	199,690
310,000	Entergy Corp., 0.900%, 9/15/2025	307,672
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	288,057
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	371,137
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.451%, 4/30/2043(b)	140,305
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	305,042

Principal Amount	Description	Value (†)
	Electric — continued
$125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	$125,377
270,000	PSEG Power LLC, 5.200%, 5/15/2030(a)	275,520
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	236,241
580,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	580,130
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	136,651
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,971
		6,001,857
	Finance Companies — 3.2%
285,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	291,263
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	261,823
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	198,363
210,000	Apollo Debt Solutions BDC, 6.550%, 3/15/2032(a)	214,492
235,000	ARES Capital Corp., 5.800%, 3/08/2032	234,017
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	231,859
500,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	504,722
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	412,142
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	286,198
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	74,139
185,000	Blackstone Secured Lending Fund, 5.300%, 6/30/2030	183,306
10,000	Blackstone Secured Lending Fund, 5.350%, 4/13/2028	10,071
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	259,796
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	275,300
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	229,875
105,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	104,721
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	290,653
230,000	FS KKR Capital Corp., 6.125%, 1/15/2030	228,422
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	253,239
190,000	GATX Corp., 5.400%, 3/15/2027	192,628
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	326,011
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,339
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	314,737
70,000	Hercules Capital, Inc., 6.000%, 6/16/2030	69,856
200,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028	200,564
130,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029	132,530
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	242,674
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	362,273
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,897
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	463,517
160,000	Morgan Stanley Direct Lending Fund, 6.000%, 5/19/2030	160,933
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	103,859
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	111,161
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	152,683
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	237,407
		7,681,470
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	252,640
	Food & Beverage — 1.4%
665,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	682,444
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	802,983
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	313,160
Principal Amount	Description	Value (†)
	Food & Beverage — continued
$215,000	General Mills, Inc., 4.875%, 1/30/2030	$218,584
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	589,525
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	445,635
315,000	Sysco Corp., 5.100%, 9/23/2030	322,726
		3,375,057
	Gaming — 0.3%
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	443,716
180,000	VICI Properties LP, 4.750%, 4/01/2028	181,472
		625,188
	Government Owned - No Guarantee — 0.4%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	427,880
520,000	Saudi Arabian Oil Co., 4.750%, 6/02/2030(a)	522,541
		950,421
	Health Care REITs — 0.2%
415,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	417,329
	Health Insurance — 0.3%
545,000	Humana, Inc., 5.375%, 4/15/2031	557,495
150,000	UnitedHealth Group, Inc., 5.300%, 6/15/2035	152,884
		710,379
	Healthcare — 1.2%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	642,174
275,000	Illumina, Inc., 4.650%, 9/09/2026	275,327
320,000	IQVIA, Inc., 5.700%, 5/15/2028	328,134
890,000	McKesson Corp., 4.950%, 5/30/2032	901,934
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	192,806
450,000	Zimmer Biomet Holdings, Inc., 5.050%, 2/19/2030	461,158
		2,801,533
	Home Construction — 0.2%
300,000	Lennar Corp., 5.200%, 7/30/2030	305,642
260,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	262,071
		567,713
	Hybrid ARMs — 0.0%
9,161	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.990%, 1/01/2035(b)	9,435
15,840	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 7.028%, 5/01/2036(b)	16,375
		25,810
	Independent Energy — 0.3%
330,000	APA Corp., 6.100%, 2/15/2035(a)	323,641
480,000	EOG Resources, Inc., 5.000%, 7/15/2032	485,838
		809,479
	Integrated Energy — 0.2%
590,000	Chevron USA, Inc., 4.687%, 4/15/2030	601,769
	Life Insurance — 5.6%
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	206,025
360,000	American National Global Funding, 5.550%, 1/28/2030(a)	367,646
615,000	American National Group, Inc., 6.000%, 7/15/2035	618,622
195,000	Athene Global Funding, 4.830%, 5/09/2028(a)	196,095
595,000	Athene Global Funding, 5.380%, 1/07/2030(a)	608,396
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	406,273
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	546,420
305,000	Corebridge Global Funding, 4.850%, 6/06/2030(a)	307,593
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	266,060
440,000	Equitable America Global Funding, 4.950%, 6/09/2030(a)	444,794

Principal Amount	Description	Value (†)
	Life Insurance — continued
$460,000	F&G Global Funding, 5.150%, 7/07/2025(a)	$460,011
135,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	138,889
480,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	463,428
370,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	376,085
380,000	Guardian Life Global Funding, 4.798%, 4/28/2030(a)	386,571
465,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	467,908
325,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	327,012
820,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	837,295
570,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	580,792
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	460,296
465,000	NLG Global Funding, 5.400%, 1/23/2030(a)	478,610
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	474,691
590,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	598,995
350,000	Pricoa Global Funding I, 4.700%, 5/28/2030(a)	353,893
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	490,494
150,000	Protective Life Global Funding, 4.772%, 12/09/2029(a)	151,839
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	390,572
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,557
265,000	RGA Global Funding, 5.250%, 1/09/2030(a)	271,893
925,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	935,155
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	329,777
160,000	Western-Southern Global Funding, 4.900%, 5/01/2030(a)	161,505
		13,394,192
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	300,100
160,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	164,259
360,000	Marriott International, Inc., 5.550%, 10/15/2028	373,431
		837,790
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	390,937
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	123,567
		514,504
	Metals & Mining — 0.6%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	209,006
715,000	Nucor Corp., 4.650%, 6/01/2030	720,660
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	601,283
		1,530,949
	Midstream — 0.9%
185,000	Enbridge, Inc., 4.900%, 6/20/2030	186,853
540,000	Enterprise Products Operating LLC, 4.600%, 1/15/2031	544,108
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	469,382
190,000	Kinder Morgan, Inc., 5.150%, 6/01/2030	193,994
210,000	Williams Cos., Inc., 4.625%, 6/30/2030	210,145
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	603,419
		2,207,901
	Mortgage Related — 0.6%
156	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	154
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,815	Government National Mortgage Association, 3.890%, 5/20/2062(b)	$4,722
2,471	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,436
14,010	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,860
25,650	Government National Mortgage Association, 4.161%, 9/20/2066(b)	25,382
77,984	Government National Mortgage Association, 4.348%, 10/20/2066(b)	77,443
46,395	Government National Mortgage Association, 4.354%, 10/20/2066(b)	46,098
17,687	Government National Mortgage Association, 4.366%, 11/20/2066(b)	17,589
6,089	Government National Mortgage Association, 4.390%, 6/20/2066(b)	6,062
698	Government National Mortgage Association, 4.400%, 11/20/2064(b)	688
49,399	Government National Mortgage Association, 4.424%, 11/20/2066(b)	49,108
53,880	Government National Mortgage Association, 4.459%, 9/20/2066(b)	53,656
34,347	Government National Mortgage Association, 4.486%, 8/20/2066(b)	34,197
33,607	Government National Mortgage Association, 4.525%, 10/20/2066(b)	33,443
234,407	Government National Mortgage Association, 4.568%, 7/20/2067(b)	233,462
556,651	Government National Mortgage Association, 4.689%, 4/20/2067(b)	554,676
375,929	Government National Mortgage Association, 4.700%, 1/20/2067(b)	374,478
		1,527,454
	Natural Gas — 0.7%
250,000	Atmos Energy Corp., 5.200%, 8/15/2035	252,923
380,000	NiSource, Inc., 5.200%, 7/01/2029	390,101
810,000	NiSource, Inc., 5.350%, 7/15/2035	816,644
155,000	Sempra, 5.400%, 8/01/2026	156,502
		1,616,170
	Non-Agency Commercial Mortgage-Backed Securities — 7.7%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 6.043%, 6/15/2040(a)(b)	105,558
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	245,855
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	761,935
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	672,989
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	351,320
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,037,010
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.567%, 10/15/2037(a)(b)	660,000
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	762,764
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	262,375
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	536,505

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.837%, 12/15/2038(a)(b)	$513,188
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	394,877
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	489,049
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	358,225
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	606,030
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	982,475
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	507,050
347,593	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	333,617
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	516,780
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	103,426
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	733,388
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	436,537
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	349,513
581,843	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	501,950
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	379,639
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	362,175
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	227,276
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	179,126
62,176	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	61,960
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	252,602
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	539,156
30,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	30,140
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	505,275
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	795,557
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	476,918
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.862%, 2/15/2039(a)(b)	973,057
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.555%, 12/15/2039(a)(b)	209,672
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	198,813
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	$428,071
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	779,138
		18,620,991
	Office REITs — 0.1%
360,000	Cousins Properties LP, 5.250%, 7/15/2030	366,802
	Oil Field Services — 0.1%
395,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	360,114
	Other REITs — 0.6%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	201,414
595,000	Host Hotels & Resorts LP, 5.700%, 6/15/2032	603,459
180,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.500%, 8/01/2030	181,161
455,000	Public Storage Operating Co., 4.375%, 7/01/2030	453,906
		1,439,940
	Packaging — 0.3%
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028(a)	377,561
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	344,444
		722,005
	Pharmaceuticals — 0.6%
230,000	Eli Lilly & Co., 4.750%, 2/12/2030	235,814
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	458,619
640,000	Johnson & Johnson, 4.850%, 3/01/2032	658,347
		1,352,780
	Property & Casualty Insurance — 1.3%
275,000	Allstate Corp., 5.050%, 6/24/2029	282,212
150,000	American International Group, Inc., 4.850%, 5/07/2030	152,388
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	272,278
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	442,414
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	415,053
370,000	Essent Group Ltd., 6.250%, 7/01/2029	383,202
580,000	Fairfax Financial Holdings Ltd., 5.750%, 5/20/2035(a)	588,060
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	289,505
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	227,056
		3,052,168
	Refining — 0.3%
355,000	Marathon Petroleum Corp., 5.150%, 3/01/2030	361,732
355,000	Raizen Fuels Finance SA, 6.250%, 7/08/2032(a)	352,337
		714,069
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	329,046
	Retail REITs — 0.1%
175,000	Kite Realty Group LP, 5.200%, 8/15/2032	176,525
	Retailers — 1.1%
290,000	AutoNation, Inc., 4.500%, 10/01/2025	289,866
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,316
370,000	Genuine Parts Co., 4.950%, 8/15/2029	375,672
640,000	PVH Corp., 5.500%, 6/13/2030	644,582
310,000	Ralph Lauren Corp., 5.000%, 6/15/2032	314,614
200,000	Target Corp., 4.350%, 6/15/2028	201,202
325,000	Walmart, Inc., 4.350%, 4/28/2030	328,721
		2,682,973
	Sovereigns — 0.2%
490,000	Mexico Government International Bonds, 5.850%, 7/02/2032	495,880

Principal Amount	Description	Value (†)
	Technology — 2.9%
$615,000	Analog Devices, Inc., 4.250%, 6/15/2028	$617,838
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	345,163
410,000	Automatic Data Processing, Inc., 4.750%, 5/08/2032	415,889
305,000	Avnet, Inc., 6.250%, 3/15/2028	316,966
565,000	Broadcom, Inc., 5.050%, 7/12/2029	578,570
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	383,092
715,000	CGI, Inc., 4.950%, 3/14/2030(a)	722,108
170,000	Dell International LLC/EMC Corp., 5.000%, 4/01/2030	172,720
315,000	Equifax, Inc., 4.800%, 9/15/2029	317,629
250,000	Equifax, Inc., 5.100%, 6/01/2028	254,773
250,000	Flex Ltd., 6.000%, 1/15/2028	257,932
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	253,606
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	378,318
365,000	Motorola Solutions, Inc., 4.850%, 8/15/2030	368,933
380,000	Oracle Corp., 5.250%, 2/03/2032	389,799
775,000	QUALCOMM, Inc., 4.750%, 5/20/2032	784,042
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	323,500
		6,880,878
	Tobacco — 0.4%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	399,952
470,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	484,556
		884,508
	Transportation Services — 0.8%
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	580,053
650,000	J.B. Hunt Transport Services, Inc., 4.900%, 3/15/2030	659,606
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	174,959
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	355,995
240,000	Ryder System, Inc., 5.000%, 3/15/2030	243,449
		2,014,062
	Treasuries — 17.2%
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,947,641
Principal Amount	Description	Value (†)
	Treasuries — continued
$3,955,000	U.S. Treasury Notes, 3.625%, 8/31/2029	$3,935,379
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,117,500
3,785,000	U.S. Treasury Notes, 4.250%, 11/15/2034	3,797,420
4,385,000	U.S. Treasury Notes, 4.250%, 5/15/2035	4,391,852
1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	1,101,665
4,095,000	U.S. Treasury Notes, 4.625%, 2/15/2035	4,224,888
		41,516,345
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	262,738
	Wireless — 0.3%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	269,833
340,000	Softbank Corp., 4.699%, 7/09/2030	340,925
		610,758
	Wirelines — 0.3%
635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	648,713
	Total Bonds and Notes (Identified Cost $230,070,459)	231,135,138

Short-Term Investments — 2.3%
5,533,462	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $5,533,908 on 7/01/2025 collateralized by $5,643,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,644,150 including accrued interest(d) (Identified Cost $5,533,462)	5,533,462
	Total Investments — 98.3% (Identified Cost $235,603,921)	236,668,600
	Other assets less liabilities — 1.7%	4,135,360
	Net Assets — 100.0%	$240,803,960

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$83,013,080 or 34.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	45	$4,858,689	$4,905,000	$46,311
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	89	9,989,195	10,169,641	180,446
Total					$226,757
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,060	$1,060
Collateralized Mortgage Obligations	—	1,214,041	121	1,214,162
All Other Bonds and Notes(a)	—	229,919,916	—	229,919,916
Total Bonds and Notes	—	231,133,957	1,181	231,135,138
Short-Term Investments	—	5,533,462	—	5,533,462
Total Investments	—	236,667,419	1,181	236,668,600
Futures Contracts (unrealized appreciation)	226,757	—	—	226,757
Total	$226,757	$236,667,419	$1,181	$236,895,357

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or June 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
ABS Residential Mortgage	$1,280	$ —	$ —	$(40)	$ —	$(180)	$ —	$ —	$1,060	$(43)
Collateralized Mortgage Obligations	136	—	—	1	—	(16)	—	—	121	—
Total	$1,416	$ —	$ —	$(39)	$ —	$(196)	$ —	$ —	$1,181	$(43)